GOODWILL AND OTHER INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2012
GOODWILL AND OTHER INTANGIBLE ASSETS

10. GOODWILL AND OTHER INTANGIBLE ASSETS

The changes in the carrying amount of goodwill are as follows:

Balance at December 31, 2010	$303,703
Acquired goodwill	15,737

Balance at December 31, 2011	319,440
Acquired goodwill	77,829
Foreign currency translation	(7)

Balance at December 31, 2012	$397,262

Intangible assets, net consist of:

December 31,	Estimated Useful Lives	2012	2011
Indefinite lived intangible assets:
Trade names, trademarks and distribution rights		$144,683	$50,503
Finite lived intangible assets:
Customer relationships	10-15 years	84,410	29,530
Trade name	10 years	1,150	1,150
Non-compete agreements	7 years	369	369
Less: accumulated amortization		(11,111)	(6,186)

Finite lived intangible assets, net		74,818	24,863

		$219,501	$75,366

Amortization expense related to finite lived intangible assets included in selling, general and administrative expenses amounted to $4,925, $2,361 and $1,939 for the years ended December 31, 2012, 2011 and 2010, respectively. The future amortization expense for each of the five succeeding years related to all finite lived intangible assets that are currently recorded in the consolidated balance sheets is estimated to be as follows at December 31, 2012:

2013	$6,155
2014	6,131
2015	6,120
2016	6,120
2017	6,120

Total	$30,646